First time adoption of IFRS - Income Statement (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Reconciliation of net (loss) income
Administrative expenses	$ (79,607,000)	$ (9,973,000)
Loss from operations	(74,948,000)	(9,973,000)
Finance income	5,448,000	3,753,000
Finance costs	(42,803,000)	(20,234,000)
Net change in fair value of financial instruments		1,484,000
Net finance costs	(84,612,000)	(14,997,000)
Net loss for the year	$ (144,554,000)	(24,970,000)
US GAAP
Reconciliation of net (loss) income
Operating and formation costs		(2,117,000)
Acquisition costs		(7,625,000)
Stock compensation expense		(224,000)
Loss from operations		(9,966,000)
Finance income		3,753,000
Change in fair value of warrants		1,477,000
Change in fair value of conversion option		7,000
Amortization of discount on convertible promissory note		(8,000)
Bank fee		(5,000)
Net finance costs		5,224,000
Net loss for the year		(4,742,000)
Effect of transition to IFRS
Reconciliation of net (loss) income
Administrative expenses		(9,973,000)
Operating and formation costs		2,117,000
Acquisition costs		7,625,000
Stock compensation expense		224,000
Loss from operations		(7,000)
Finance costs		(20,234,000)
Net change in fair value of financial instruments		1,484,000
Change in fair value of warrants		(1,477,000)
Change in fair value of conversion option		(7,000)
Amortization of discount on convertible promissory note		8,000
Bank fee		5,000
Net finance costs		(20,221,000)
Net loss for the year		$ (20,228,000)